Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES:
Net loss	$ (47,787)	$ (42,263)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments	42,564	68,901
Decrease/(increase) in operating assets	59,508	(29,347)
(Decrease)/Increase in operating liabilities	(36,630)	47,928
Payments for drydock and special survey costs	(15,916)	(4,727)
Net cash provided by operating activities	1,739	40,492
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(20,471)	(2,233)
Acquisition of vessels	0	(71,862)
Deposits for vessels, port terminals and other fixed assets acquisition	(6,625)	(26,845)
Dividends from affiliate companies	7,298	7,298
Loan to affiliate company	(3,289)	(2,831)
Decrease/ (Increase) in long-term receivable from affiliate companies	9,488	(2,263)
Purchase of property, equipment and other fixed assets	(4,577)	(29,333)
Net cash used in investing activities	(18,176)	(128,069)
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(31,022)	(9,631)
Repayment of senior notes	0	(290,000)
Proceeds from long-term loans, net of deferred finance fees	0	40,385
Proceeds from issuance of senior notes including premium, net of debt issuance costs	0	365,732
Dividends paid	(20,644)	(14,351)
Issuance of common stock	0	638
Payments of obligations under capital leases	(709)	(565)
Proceeds from issuance of preferred stock	0	47,847
Acquisition of noncontrolling interest	0	(10,889)
Contribution from noncontrolling shareholders	0	3,484
Decrease/(increase) in restricted cash	1,622	(469)
Net cash (used in)/ provided by financing activities	(50,753)	132,181
(Decrease)/increase in cash and cash equivalents	(67,190)	44,604
Cash and cash equivalents, beginning of period	247,556	187,831
Cash and cash equivalents, end of period	180,366	232,435
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	54,636	30,957
Cash paid for income taxes	29	669
Non-cash investing and financing activities
Dividends payable	162	913
Accrued interest on loan receivable from affiliate company	383	331
Purchase of property, equipment and other fixed assets	(1,211)	(950)
Revaluation of vessels due to restructuring of capital lease obligation	210	0
Decrease in capital lease obligation due to restructuring	$ (210)	$ 0